Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions with Related Parties [Abstract]
Related Party Transactions Disclosure

	2017	2016	2015
Tsakos Shipping and Trading S.A. (commissions)	6,532	5,989	7,550
Tsakos Energy Management Limited (management fees)	19,480	16,935	16,032
Tsakos Columbia Shipmanagement S.A. (special charges)	1,518	2,136	2,234
Argosy Insurance Company Limited (insurance premiums)	10,199	9,036	9,386
AirMania Travel S.A. (travel services)	5,404	4,866	4,298

Total expenses with related parties	43,133	38,962	39,500

Related Party Transactions Balances

	December 31,
	2017	2016
Due from related parties
Tsakos Columbia Shipmanagement S.A.	14,210	6,730
Total due from related parties	14,210	6,730

Due to related parties
Tsakos Energy Management Limited	728	417
Tsakos Shipping and Trading S.A.	313	759
Argosy Insurance Company Limited	5,947	4,285
AirMania Travel S.A.	454	431
Total due to related parties	7,442	5,892

Related Party - Future Management Fees

Year	Amount
2018	19,787
2019	19,787
2020	19,787
2021	19,787
2022	19,787
2023 to 2027	88,443

187,378